Summary of Significant Accounting Policies - Options to extend or renew the charters (Table) (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Nave Orion | Extension for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	$ 15,159
Nave Pulsar | Extension for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	16,590
Nave Dorado | Extension for six months
Related Party Transaction [Line Items]
Charter Hire Daily Rate	13,331
Nave Estella | Extension for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	17,036
TBN 1 | Extension for five years
Related Party Transaction [Line Items]
Charter Hire Daily Rate	29,751
TBN 2 | Extension for five years
Related Party Transaction [Line Items]
Charter Hire Daily Rate	$ 29,751